Condensed consolidated statements of cash flows € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Operating activities:
Net income (including non-controlling interests)	$ 3,101	$ 2,339
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and impairment	1,509	1,377
Interest expense	356	455
Interest income	(33)	(25)
Income tax expense (note 7)	184	480
Income from associates, joint ventures and other investments	(242)	(206)
Increase (decrease) in Provisions for Labor Agreements and Separation Plans	226	254
Change in fair value adjustment on call option on Mandatory Convertible Bonds (note 9)	(56)	(308)
Foreign exchange effects, write-downs (reversals) of inventories to net realizable value, provisions and other non-cash operating expenses (net)	646	135
Changes in assets and liabilities that provided (required) cash:
Interest paid	(419)	(504)
Interest received	36	31
Cash contributions to plan assets and benefits paid for pensions and OPEB	(242)	(173)
VAT and other amounts recoverable from public authorities	(87)	(25)
Dividends received from associates, joint ventures and other investments	251	146
Taxes paid	(267)	(110)
Working capital, provision movements and other liabilities (note 4)	(3,571)	(2,951)
Net cash provided by operating activities	1,392	915
Investing activities:
Purchase of property, plant and equipment and intangibles	(1,368)	(1,146)
Disposal (acquisition) of net assets of subsidiaries, net of cash acquired of 11 and 292 for the six months ended June 30, 2018 and June 30, 2017, respectively (note 3, 5)	58	(19)
Other investing activities (net)	78	(171)
Net cash used in investing activities	(1,232)	(1,336)
Financing activities:
Proceeds from short-term and long-term debt	2,020	1,126
Payments of short-term and long-term debt	(1,283)	(1,109)
Share buyback (note 6)	(226)	0
Dividends paid (note 6)	(151)	(40)
Other financing activities (net)	(41)	(55)
Net cash provided by (used in) financing activities	319	(78)
Net increase (decrease) in cash and cash equivalents	479	(499)
Effect of exchange rate changes on cash	(87)	33
Cash and cash equivalents:
At the beginning of the period	2,574	2,501
Reclassification of the period-end cash and cash equivalents (to) from assets held for sale	(23)	13
At the end of the period	$ 2,943	$ 2,048